Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Summary of capital commitments
	2018	2017
	US$m	US$m
Capital commitments excluding the Group's share of joint venture capital commitments
Within 1 year	1,742	2,052
Between 1 and 3 years	439	531
Between 3 and 5 years	66	58
After 5 years	36	-
Total	2,283	2,641

Group's share of joint venture capital commitments
Within 1 year	115	29
Between 1 and 3 years	1	-
Total	116	29

Summary of aggregate amount of minimum lease payments under non-cancellable operating leases

The aggregate amounts of minimum lease payments under non-cancellable operating leases are as follows:

	2018	2017
	US$m	US$m
Within 1 year	475	397
Between 1 and 3 years	587	542
Between 3 and 5 years	270	313
After 5 years	385	593
Total	1,717	1,845

Summary of aggregate amount of future payment commitments under purchase obligations outstanding
		Adjusted (a)
	2018	2017
	US$m	US$m
Within 1 year	2,804	2,874
Between 1 and 2 years	1,565	1,712
Between 2 and 3 years	1,344	1,401
Between 3 and 4 years	1,097	1,282
Between 4 and 5 years	882	1,026
After 5 years	9,358	11,185
Total	17,050	19,480

(a)The 2017 comparative has been amended to correctly reflect certain purchase obligations at 31 December 2017.  The impact is a reduction in future payment commitments of US$309 million.

Summary of subsidiaries and joint operations contingent liabilities
	2018	2017
	US$m	US$m
Contingent liabilities (subsidiaries and joint operations)
Indemnities and other performance guarantees (a) (b)	317	552

(a)

Indemnities and other performance guarantees represent the potential outflow of funds from the Group for the satisfaction of obligations including those under contractual arrangements (for example undertakings related to supplier agreements) not provided for in the balance sheet, where the likelihood of the guarantees or indemnities being called is assessed as possible rather than probable or remote.

(b)	There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.